Revenues - Summary of Revenue, Remaining Performance Obligation (Detail) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	¥ 51,357	$ 8,059
Within One Year [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	27,852	4,371
More Than One Year [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	¥ 23,505	$ 3,688